Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Net Loss Per Share applicable to Common Stockholders
The following table presents the calculation of basic and diluted net loss per share applicable to common stockholders:

	Nine Months Ended September 30,
	2022	2021
Numerator:
Net loss	$(13,775,103)	$(9,744,444)

Denominator:
Weighted-average number of common shares outstanding — basic and diluted	25,219,931	15,868,421

Net loss per share applicable to common stockholders — basic and diluted	$(0.55)	$(0.61)

The following table presents the calculation of basic and diluted net loss per share applicable to common stockholders:

	Year ended December 31,
	2021	2020
Numerator:
Net loss	$(14,786,063)	$(2,847,894)

Denominator:
Weighted-average number of common shares outstanding – basic and diluted	18,209,198	8,212,581

Net loss per share applicable to common stockholders – basic and diluted	$(0.81)	$(0.35)

Summary of Shares Excluded from Calculation of Diluted Net Loss per Share Applicable to Common Stockholders
The following shares were excluded from the calculation of diluted net loss per share applicable to common stockholders, prior to the application of the treasury stock method, because their effect would have been anti-dilutive for the periods presented:

	Nine Months Ended September 30,
	2022	2021
Options to purchase shares of stock	4,028,078	3,630,044
Warrants to purchase shares of stock	1,561,913	1,561,913

Total	5,589,991	5,191,957

The following shares were excluded from the calculation of diluted net loss per share applicable to common stockholders, prior to the application of the treasury stock method, because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2021	2020
Options to purchase shares of stock	3,659,366	3,596,444
Warrants to purchase shares of stock	1,561,913	721,913

Total	5,221,279	4,318,357